Stockholders' Equity (Details Textual) (USD $)	0 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended
	May 20, 2014	Apr. 30, 2012	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Common stock conversion basis	One for one
Common stock conversion beneficially, Description	More than 9.9
Lenders amount		$ 975,000
Accured interest		566,180
Warrants issued, number of shares of common stock		541,430			541,430
Exercise price per share		$ 0.80		$ 0.54	$ 0.80	$ 1.00
Warrant to purchase of common stock		619,377			619,377
Share based compensation		1,305,200
Additional paid -in capital		1,006,100
Derivative liability		299,100
Gross proceeds					3,919,500
Proceeds from sale of Series A preferred stock				3,494,428	3,220,018
Placement agent expenses			3,516,000
Ownership percentage of Relmada	94.60%
Issuance of shares in exchange for ownership interest	28,291,073
Percentage of acquired shares	80.90%
Stock split ratio description			The outstanding options and warrants were exchanged for options and warrants to purchase shares of common stock of the Company at a ratio of 10 to 1.
Issuance of common stock and Class A preferred stock in connection with share exchange			2,000,000
Preferred Class A [Member]
Issuance of common stock for services, Shares
Issuance of common stock and Class A preferred stock in connection with share exchange			3,337
Issuance of common stock and Class A preferred stock in connection with share exchange, Shares			3,337,309
Common Stock [Member]
Exercise price per share		$ 0.80
Warrant to purchase of common stock		868,213
Issuance of common stock for services, Shares			29,052	56,394	68,356
Gross proceeds			25,745,699
Issuance of common stock and Class A preferred stock in connection with share exchange			3,337
Issuance of common stock and Class A preferred stock in connection with share exchange, Shares			3,337,310
Placement Agent [Member]
Exercise price per share					$ 0.08
Warrant to purchase of common stock					612,422
Share based compensation				637,578
Gross proceeds			22,229,300
Investors [Member]
Proceeds from sale of Series A preferred stock			25,745,700
Series A Preferred Stock [Member]
Number of shares converted to common stock			1,360,413
Preferred stock, liquidation preference, Value				10,883,300
Series A preferred stock oustanding		1,879,128
Exercise price per share			$ 0.80	$ 0.80	$ 0.08
Warrant to purchase of common stock				1,275,156	1,224,844
Issuance of common stock for services, Shares		1,725,000		1,275,156
Share based compensation		1,305,200
Additional paid -in capital		1,006,100
Derivative liability		299,100
Gross proceeds			$ 4,080,500
Issuance of Series A preferred stock shares to purchase common stock				5,100,625	4,899,375
Series A warrants [Member]
Warrants issued, number of shares of common stock			17,163,799
Exercise price per share			$ 1.50
Series B warrants [Member]
Warrants issued, number of shares of common stock			8,581,894
Exercise price per share			$ 2.25
Warrants redemption terms
The Company may call the Series B warrant for redemption upon written notice to all investors of the May and June 2014 units  (“investors”) at any time if the closing price of the common stock exceeds $3.75 per share for twenty (20) consecutive trading days provided that there an effective registration statement. In sixty days (60) business days following the date the redemption notice “Exercise Period” that is sent to the investors, each may choose to exercise their Series B warrant or a portion of their Series B warrant, by paying the exercise price of $2.25 per share.  Any warrants not exercised on the last day of the Exercise Period, will be redeemed by the Company at $0.001 per share.

Percentage of solicitation fee on warrants exercised			5.00%
Agent warrants [Member]
Warrants issued, number of shares of common stock			4,290,950
Exercise price per share			$ 1.50